United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/16

Date of Reporting Period: 02/29/16

Item 1. Reports to Stockholders

Annual Shareholder Report
February 29, 2016
Share Class	Ticker
A	FHYAX
C	FHYCX
Institutional	FHTIX
Service	FHYTX

Federated High Yield Trust
Established 1984

A Portfolio of Federated High Yield Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from March 1, 2015 through February 29, 2016. This report includes Management's Discussion of Fund Performance a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated High Yield Trust (the “Fund”), based on net asset value for the 12-month reporting period ended February 29, 2016, was -7.79% for the Class A Shares, -8.48% for the Class C Shares, -7.60% for Institutional Shares and -7.82% for Service Shares. The -7.60% total return of the Institutional Shares consisted of 4.66% current income and -12.26% of depreciation in the net asset value of the Fund. The total return of the Barclays US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 the Fund's broad-based securities market index, was -8.26% during the same period. The total return of the Lipper High Yield Funds Average (LHYFA),2 a peer group for the Fund, was -7.58% during the same period. The Fund's and LHYFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were the allocation among various industry sectors within the Fund's high-yield3 holdings, security selection within the Fund's high-yield holdings and the Fund's allocation to equity4 holdings.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The total return for the high-yield market for the 12 month reporting period was disappointing on both an absolute and a relative basis. For example, the BHY2%ICI returned -8.26% for the period, underperforming the Barclays US Aggregate Bond Index,5 a measure of high quality bond performance, which returned 1.50% for the period. The main factor which negatively impacted the high-yield market was the weakness in commodity prices especially energy prices. Three major sectors were especially hard hit by the commodity price decline and drove the BHY2%ICI's return into negative territory. Independent Energy (7.42% of the BHY2%ICI at the beginning of the period) had a total return of -50.40%, Oil Field Services (1.66% of the BHY2%ICI at the beginning of the period) had a total return of -34.06% and Metals (5.49% of the BHY2%ICI at the beginning of the period) had a total return of -23.49%. The market was also impacted by concerns over global growth, rising default rates by commodity issuers and liquidity in fixed income markets. The impact of these events can be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,6 began the reporting period at 512 basis points and ended the reporting period at 825 basis points.7
Annual Shareholder Report

Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Food & Beverage, Packaging, Gaming, Building Materials and Consumer Products. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Independent Energy, Metals, Oil Field Services, Midstream and Industry–Other. From a credit quality perspective, the higher quality “BB”-rated sector led the way with a return of -3.66% followed by the “B”-rated and “CCC”-rated sectors which returned -8.60% and -18.82% respectively.
Allocation among industry sectors
The Fund was positively affected by its underweight allocation to the poor-performing Metals, Independent Energy and Oil Field Services industry sectors. The Fund was also positively impacted by its overweight to the better-performing Packaging, Technology, Health Care, Food & Beverage, Gaming, Consumer Products and Media-Entertainment sectors. The Fund was negatively affected by its underweight allocation to the strong performing Financial Institutions, Home Construction and Wireline Telecommunication sectors.
SECURITY SELECTION OF HIGH-YIELD BONDS
The Fund benefited from strong security selection in the high-yield bond portion of the portfolio. This was especially true in the Independent Energy, Media Entertainment, Retailers and Building Material industry sectors. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Affinity Gaming, Dean Foods, Wolverine Healthcare, Springs Industries and Lear Corp. The Fund was negatively affected by poor security selection in the Midstream, Cable Satellite, Consumer Cyclical Services, and Wireless Telecommunication industry sectors. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Line Energy, Sandridge Energy, Chaparrel Energy, Legacy Reserves and BreitBurn Energy Partners.
SECURITY SELECTION OF equity securities
The Fund was negatively impacted by its allocation to equity securities during the reporting period. While the S&P 500 actually outperformed the BHY2%ICI, the Credit Suisse Leveraged Equity Index8 and the stocks of high-yield issuers that the Fund invested in both substantially underperformed the BHY2%ICI during the reporting period, as the Credit Suisse Leveraged Equity Index and the Fund's equity holdings returned -23.64% and -22.40%, respectively. The Fund's equity holdings which contributed the most to Fund performance were Pinnacle Entertainment, International Wire Group and T-Mobile. The Fund's equity holdings which detracted the most from Fund performance were Performance Sports Group, Community Health Systems and Party City.
Annual Shareholder Report

1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHYFA.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	Equity investments are not represented in the BHY2%ICI.
5	The Barclays US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is unmanaged, and it is not possible to invest directly in an index.
6	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
7	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
8	The Credit Suisse Leveraged Equity Index includes companies that issue high-yield corporate bonds included in the Credit Suisse High Yield Bond Index. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Yield Trust from February 28, 2006 to February 29, 2016, compared to the Barclays US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Yield Funds Average (LHYFA).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of February 29, 2016
■	Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 2/29/2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares[4]	-11.89%	4.33%	6.38%
Class C Shares[4]	-9.36%	4.49%	6.06%
Institutional Shares[4]	-7.60%	5.51%	7.11%
Service Shares	-7.82%	5.41%	7.07%
BHY2%ICI	-8.26%	4.08%	6.61%
LHYFA	-7.58%	3.14%	5.21%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHYFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BHY2%ICI is an issuer-constrained version of the Barclays US Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.
4	The Fund's Class A Shares (A) and Class C Shares (C) commenced operations on April 30, 2014. The Fund's Institutional Shares (IS) commenced operations on June 11, 2013. For the periods prior to the commencement of operations of the A, C and IS Classes, the A, C and IS performance information shown is for the Fund's Service Shares (SS) adjusted to reflect the expenses of the A, C and IS class for each year for which the respective class expenses would have exceeded the actual expenses paid by the Fund's SS class. The performance information has also been adjusted to reflect any applicable differences between the sales loads and charges imposed on the purchase and redemption of Class A, C, IS and SS shares, as well as, the removal of any voluntary waivers/reimbursements of Fund expenses that may have occurred during the periods prior to the commencement of operations of the A, C and IS classes.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 29, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	11.1%
Health Care	10.9%
Media Entertainment	7.0%
Packaging	6.7%
Cable Satellite	6.5%
Midstream	5.9%
Wireless Communications	4.5%
Financial Institutions	4.1%
Automotive	3.9%
Gaming	3.8%
Other[3]	32.7%
Cash Equivalents[4]	1.6%
Other Assets and Liabilities—Net[5]	1.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
February 29, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—86.0%
		Aerospace/Defense—0.8%
$1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	$1,670,250
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,135,750
1,425,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,396,500
1,075,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,053,500
1,000,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	963,750
		TOTAL	6,219,750
		Automotive—3.3%
2,675,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,768,625
225,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	228,375
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	508,250
600,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	606,750
3,600,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,695,500
1,100,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,135,750
1,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,526,625
1,600,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	1,648,000
1,800,000		Lear Corp., 4.75%, 1/15/2023	1,827,000
400,000		Lear Corp., 5.25%, 1/15/2025	418,000
500,000		Lear Corp., 5.375%, 3/15/2024	520,000
2,200,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,090,000
1,450,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,319,500
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,111,000
725,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	734,063
1,700,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,810,500
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,387,125
1,400,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,375,500
2,150,000	[3,4]	UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	440,750
200,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	198,000
950,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	910,812
		TOTAL	25,260,125
		Building Materials—2.1%
550,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	577,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	$605,188
650,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	671,125
1,550,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,592,625
675,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	715,500
875,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	893,594
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	263,673
2,175,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,300,062
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,066,000
1,575,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,638,000
1,600,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,660,000
2,675,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,735,187
325,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	338,813
850,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	872,312
		TOTAL	15,929,579
		Cable Satellite—6.4%
175,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	173,250
450,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	460,125
2,500,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,343,750
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,831,500
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,435,500
375,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	383,438
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	476,188
625,000	[1,2]	CCOH Safari LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 2/15/2026	628,206
1,750,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,612,187
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	737,000
5,250,000		Charter Communications Holdings II, 5.125%, 2/15/2023	5,223,750
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	511,250
1,775,000		DISH DBS Corp., 5.00%, 3/15/2023	1,575,312
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	2,832,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$950,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	$857,185
1,250,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	381,250
1,450,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	449,500
2,825,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,433,687
4,125,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,701,875
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	505,448
1,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,451,250
3,775,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	4,086,437
600,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	634,500
2,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,161,500
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,341,937
1,925,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,925,000
800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	805,496
3,575,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	3,695,656
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,700,000
950,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	991,563
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	199,500
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	251,563
600,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	584,250
		TOTAL	48,381,053
		Chemicals—2.3%
1,875,000		Ashland, Inc., 4.75%, 8/15/2022	1,858,594
1,350,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	1,242,000
2,300,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	2,449,500
1,400,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,260,000
1,325,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	1,053,375
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,702,125
1,750,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,658,125
1,425,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	1,311,000
4,450,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,626,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	$521,250
675,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	706,219
		TOTAL	17,388,938
		Construction Machinery—0.5%
115,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	121,325
625,000		United Rentals, Inc., 4.625%, 7/15/2023	627,344
875,000		United Rentals, Inc., 5.75%, 11/15/2024	857,325
2,400,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,286,000
		TOTAL	3,891,994
		Consumer Cyclical Services—1.0%
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,004,625
1,575,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,110,375
3,400,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,873,000
850,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	882,938
850,000	[1,2]	MTW Foodservice Escrow Corp., Sr. Unsecd. Note, Series 144A, 9.50%, 2/15/2024	899,937
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	272,250
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	796,125
		TOTAL	7,839,250
		Consumer Products—2.7%
4,500,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,646,250
1,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,155,375
2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,519,687
2,600,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,561,000
4,300,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,267,750
1,875,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,985,156
950,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	1,009,375
1,925,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,939,438
800,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	830,000
		TOTAL	20,914,031
		Diversified Manufacturing—1.3%
775,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	742,063
2,800,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,845,500
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,440,500
1,950,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,408,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$1,025,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	$855,875
2,500,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,368,750
		TOTAL	9,661,563
		Financial Institutions—4.0%
225,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	230,344
1,375,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,390,469
1,325,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	1,333,281
350,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	360,062
3,325,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,237,719
1,200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,170,000
2,750,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,677,812
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	801,000
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,314,625
325,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	342,469
175,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	181,125
2,000,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,005,000
3,650,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,275,875
2,300,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	1,926,250
350,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	358,750
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,025,000
2,850,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,042,375
250,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	208,438
975,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	793,406
4,050,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	3,807,000
		TOTAL	30,481,000
		Food & Beverage—3.2%
4,575,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,048,875
2,025,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,094,609
1,125,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,181,250
1,275,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2025	1,337,156
1,100,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	1,160,159
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$2,975,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	$3,027,063
550,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	581,625
950,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,042,625
2,725,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	3,038,375
1,400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,429,316
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	181,965
525,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	553,875
4,750,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,859,725
		TOTAL	24,536,618
		Gaming—3.3%
825,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	837,375
2,300,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,374,750
1,725,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,190,250
1,200,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,188,000
3,475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,800,781
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	485,613
250,000		MGM Resorts International, 5.25%, 3/31/2020	256,563
775,000		MGM Resorts International, 6.00%, 3/15/2023	796,313
1,825,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	1,826,095
2,775,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	2,719,500
1,375,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	1,466,093
200,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	219,000
1,323,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,362,690
3,350,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	3,350,000
580,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	594,500
2,575,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,700,531
		TOTAL	25,168,054
		Health Care—9.9%
800,000	[1,2]	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2024	828,000
2,700,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,362,500
2,850,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,946,188
4,050,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,493,125
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$575,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	$580,750
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	850,000
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,707,453
2,325,000		Emdeon, Inc., 11.00%, 12/31/2019	2,391,843
850,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	792,625
3,125,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,140,625
325,000		HCA, Inc., 4.75%, 5/1/2023	333,125
4,550,000		HCA, Inc., 5.00%, 3/15/2024	4,652,375
3,775,000		HCA, Inc., 5.875%, 2/15/2026	3,876,453
1,225,000		HCA, Inc., 5.875%, 5/1/2023	1,292,375
1,975,000		HCA, Inc., Bond, 5.875%, 3/15/2022	2,123,125
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,830,500
2,125,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,411,450
1,375,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,419,688
2,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,650,125
1,300,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,355,250
2,100,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,194,500
500,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	519,375
5,100,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	5,151,000
6,275,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,533,687
3,475,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,275,187
3,025,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,956,938
2,500,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	2,631,250
1,000,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,017,500
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,000,943
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,561,219
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,622,969
1,700,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,555,500
1,725,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	1,828,500
2,325,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	2,502,281
		TOTAL	75,388,424
		Independent Energy—3.2%
1,050,000		Antero Resources Corp., 6.00%, 12/1/2020	945,000
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,071,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$450,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	$387,000
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	848,250
1,725,000		Approach Resources, Inc., 7.00%, 6/15/2021	353,625
725,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	76,125
2,600,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	344,500
975,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	697,125
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	858,000
875,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	65,625
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	150,500
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	118,250
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	145,125
850,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	187,000
550,000		Continental Resources, Inc., 4.50%, 4/15/2023	396,552
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	432,500
825,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	226,875
325,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	89,375
1,400,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	406,000
425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	362,313
1,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,346,625
1,675,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	931,719
625,000		Laredo Petroleum, 5.625%, 1/15/2022	403,125
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	282,375
875,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	566,562
2,100,000		Legacy Reserves, 6.625%, 12/1/2021	220,500
850,000		Linn Energy LLC, 6.50%, 5/15/2019	40,375
575,000		Linn Energy LLC, 6.50%, 9/15/2021	27,313
1,175,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	55,813
325,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	17,063
950,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	869,250
750,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	372,187
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	930,469
1,300,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	757,250
1,225,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	722,750
450,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	275,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$350,000		PDC Energy, Inc., 7.75%, 10/15/2022	$327,250
1,250,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,125,000
225,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	202,500
775,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	652,937
1,842,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	1,600,237
1,950,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	1,589,250
450,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	362,250
750,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	301,875
750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	305,625
300,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	120,750
1,350,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	78,469
150,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	8,344
900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	49,219
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	156,000
925,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	437,062
2,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,085,406
		TOTAL	24,382,790
		Industrial - Other—1.7%
600,000		Anixter International, Inc., 5.125%, 10/1/2021	589,500
1,000,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	962,500
1,775,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,624,125
1,925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	1,867,250
1,700,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,585,250
2,625,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,034,375
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,611,875
1,775,000	[1]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,384,500
		TOTAL	12,659,375
		Leisure—0.3%
750,000		Cinemark USA, Inc., 5.125%, 12/15/2022	765,000
650,000	[1,3,5,6,7]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
675,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	657,281
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	862,750
		TOTAL	2,285,031
		Lodging—0.1%
425,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	443,062
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$325,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	$325,813
		TOTAL	768,875
		Media Entertainment—5.7%
625,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	641,406
450,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	469,967
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,376,344
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,678,250
800,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	812,000
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	273,375
3,975,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,840,844
1,100,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	313,500
2,325,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	2,255,250
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,012,781
375,000		Gannett Co., Inc., 5.125%, 10/15/2019	398,906
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,720,000
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	231,469
2,325,000		Gray Television, Inc., 7.50%, 10/1/2020	2,452,875
325,000		Lamar Media Corp., 5.00%, 5/1/2023	329,875
375,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	389,295
1,125,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,161,563
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	832,219
350,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	365,750
2,650,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	2,696,375
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,612,187
4,300,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,369,875
925,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	966,625
1,525,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,351,531
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,226,937
3,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,859,625
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,752,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$500,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	$433,750
1,600,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,502,000
2,025,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	2,030,062
		TOTAL	43,356,886
		Metals & Mining—0.7%
2,825,000		ArcelorMittal SA, 6.125%, 6/1/2025	2,302,375
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	490,000
300,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	282,750
1,700,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,598,000
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	100,500
1,050,000	[1]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	357,000
		TOTAL	5,130,625
		Midstream—5.3%
400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	326,948
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	739,950
200,000		AmeriGas Partners LP, 6.50%, 5/20/2021	200,500
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	505,406
1,125,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	849,375
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	484,934
750,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	543,750
1,075,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	768,625
4,275,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,548,250
1,400,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,288,000
1,225,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	885,062
1,125,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	866,250
1,525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,105,625
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	251,110
1,150,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,092,500
1,750,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,273,125
2,675,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	2,502,014
375,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	312,472
2,425,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	1,984,844
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$975,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	$806,132
1,725,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,460,994
625,000		Regency Energy Partners LP, 5.00%, 10/1/2022	520,407
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	147,438
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	483,960
900,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	501,750
2,250,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,282,500
2,850,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	2,734,218
1,625,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	1,480,781
900,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	834,750
1,600,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	1,532,000
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,892,000
512,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	504,320
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	786,250
1,575,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,031,625
500,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	377,500
500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	382,500
700,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	551,250
1,396,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,319,220
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	647,500
100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	95,500
525,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	485,625
1,550,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	1,325,250
		TOTAL	40,712,210
		Oil Field Services—0.1%
1,100,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	385,000
		Packaging—5.3%
2,675,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,768,625
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	343,875
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,179,687
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	194,912
1,750,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,610,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,075,000		Ball Corp., 4.00%, 11/15/2023	$1,052,156
3,025,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	3,164,906
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,929,812
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,681,218
475,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	496,375
3,375,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	2,835,000
1,600,000		Crown Americas LLC, 4.50%, 1/15/2023	1,640,000
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,845,000
2,650,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,683,125
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	295,500
1,225,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,198,969
500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	515,938
675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	694,829
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,828,250
4,575,000		Reynolds Group, 8.25%, 2/15/2021	4,517,812
350,000		Reynolds Group, 9.875%, 8/15/2019	360,938
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	454,125
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,214,657
300,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	314,250
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,224,937
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	447,844
3,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,013,875
		TOTAL	40,506,615
		Paper—0.4%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,824,625
		Pharmaceuticals—3.4%
525,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	459,375
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	350,000
2,850,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,850,000
1,450,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,486,250
2,600,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,700,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$5,475,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	$5,598,187
700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	696,500
1,325,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,175,938
1,425,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	1,350,187
1,500,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,481,250
600,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	619,500
625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	537,888
1,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,173,000
475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	377,625
2,400,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	1,968,000
4,175,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	3,381,750
		TOTAL	26,206,200
		Refining—0.3%
1,050,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	882,000
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,418,250
		TOTAL	2,300,250
		Restaurants—0.9%
1,000,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,020,000
4,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,441,250
1,600,000		NPC International/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,636,000
		TOTAL	7,097,250
		Retailers—1.7%
4,225,000	[1,2]	Argos Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,330,625
1,200,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	786,000
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	321,000
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	618,413
2,925,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	3,020,062
1,800,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,093,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$2,200,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	$2,356,750
550,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	574,750
		TOTAL	13,101,100
		Technology—9.4%
1,700,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,071,000
725,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	474,875
4,825,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,081,969
1,425,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,154,250
3,125,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	3,109,375
1,300,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,389,505
950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	976,125
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,630,125
1,525,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,517,375
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	925,062
2,475,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,298,656
175,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	182,438
9,375,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	9,457,031
1,100,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,101,100
5,350,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	3,778,437
425,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	429,250
4,500,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	3,915,000
1,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,457,250
3,375,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,121,875
800,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	867,000
625,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	663,282
900,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	758,250
1,225,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,051,969
1,575,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,673,437
1,550,000		NCR Corp., 6.375%, 12/15/2023	1,524,812
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	430,313
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	523,188
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	665,718
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,977,937
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,150,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	$2,219,875
1,475,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	1,563,500
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	357,000
1,550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,569,375
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	671,938
975,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	960,375
1,450,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,537,000
1,925,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	1,951,469
1,425,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,444,594
2,150,000	[1,2]	Solera LLC/Solera Finance, Series 144A, 10.50%, 3/1/2024	2,042,500
2,125,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	780,937
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,089,000
525,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	518,438
3,025,000		Zebra Technologies Corp., Sr. Note, Series B, 7.25%, 10/15/2022	3,161,125
		TOTAL	71,073,730
		Transportation - Services—0.4%
2,800,000		HDTFS, Inc., 6.25%, 10/15/2022	2,677,500
500,000		Hertz Corp., 5.875%, 10/15/2020	487,500
		TOTAL	3,165,000
		Utility - Electric—1.2%
2,975,000		Calpine Corp., 5.75%, 1/15/2025	2,688,656
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	206,000
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	664,625
600,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	562,500
14,658	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	14,768
3,600,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,006,000
975,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	828,750
1,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	868,250
725,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	536,500
		TOTAL	9,376,049
		Wireless Communications—4.5%
2,325,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,261,062
3,675,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	3,371,812
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	$843,375
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,276,500
1,800,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,863,000
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	105,110
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	992,750
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	210,000
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	888,250
1,950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,940,250
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	857,500
4,075,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,974,750
3,025,000		Sprint Corp., 7.125%, 6/15/2024	2,170,438
3,250,000		Sprint Corp., 7.875%, 9/15/2023	2,414,782
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	296,250
4,200,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,982,000
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	78,938
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,940,000
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	337,188
450,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	457,313
2,725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,806,750
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,349,340
		TOTAL	34,417,358
		Wireline Communications—0.6%
650,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	672,750
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	709,594
2,325,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	2,394,750
450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	471,375
350,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	359,625
		TOTAL	4,608,094
		TOTAL CORPORATE BONDS (IDENTIFIED COST $724,618,403)	655,417,442
		COMMON STOCKS—9.7%
		Automotive—0.5%
127,840	[3]	American Axle & Manufacturing Holdings, Inc.	1,869,021
77,000		Goodyear Tire & Rubber Co.	2,319,240
		TOTAL	4,188,261
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Building Materials—0.6%
$86,047	[3]	HD Supply, Inc.	$2,391,246
48,263	[3]	Nortek, Inc.	1,989,884
		TOTAL	4,381,130
		Consumer Products—0.4%
157,336	[3]	Party City Holdco, Inc.	1,556,053
180,909	[3]	Performance Sports Group Ltd.	1,374,534
		TOTAL	2,930,587
		Gaming—0.4%
163,150	[3]	Penn National Gaming, Inc.	2,257,996
28,727	[3]	Pinnacle Entertainment, Inc.	830,498
		TOTAL	3,088,494
		Health Care—0.8%
91,418	[3]	Community Health Systems, Inc.	1,382,240
88,700	[3]	Envision Healthcare Holdings, Inc.	1,950,513
8,425	[3]	Team Health Holdings, Inc.	375,502
86,365	[3]	Tenet Healthcare Corp.	2,143,580
		TOTAL	5,851,835
		Independent Energy—0.0%
6,236	[1,3,6]	Lone Pine Resources Canada Ltd.	0
6,236	[3,6]	Lone Pine Resources, Inc.	8,419
50,000	[1,3,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	8,419
		Industrial - Other—0.5%
53,121	[3]	International Wire Group Holdings, Inc.	2,549,808
108,901		Mueller Water Products, Inc., Class A	937,638
		TOTAL	3,487,446
		Lodging—0.5%
100,175		Hilton Worldwide Holdings, Inc.	2,081,636
161,400	[3]	La Quinta Holdings, Inc.	1,752,804
		TOTAL	3,834,440
		Media Entertainment—1.2%
156,001	[3]	Entercom Communication Corp., Class A	1,783,091
136,917		Entravision Communications Corp.	1,056,999
74,774	[3]	Media General, Inc., Class A	1,242,744
984,006	[3]	Radio One, Inc., Class D	1,328,408
104,285		Time, Inc.	1,470,419
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—continued
$211,211	[3]	Townsquare Media, Inc., Class A	$2,059,307
		TOTAL	8,940,968
		Midstream—0.6%
112,251		Crestwood Equity Partners LP	1,018,117
66,119		Suburban Propane Partners LP	1,774,634
93,870		Williams Partners LP	1,851,116
		TOTAL	4,643,867
		Packaging—1.3%
71,982	[3]	Berry Plastics Group, Inc.	2,240,799
27,941		Greif, Inc., Class A	740,716
103,934	[3]	Multi Packaging Solutions International Ltd.	1,594,348
175,475	[3]	Owens-Illinois, Inc.	2,625,106
56,750		Sealed Air Corp.	2,595,177
		TOTAL	9,796,146
		Paper—0.8%
41,462	[3]	Clearwater Paper Corp.	1,686,259
202,161		Graphic Packaging Holding Co.	2,492,645
68,644		WestRock Co,	2,318,108
		TOTAL	6,497,012
		Retailers—0.6%
100,500	[3]	The Michaels Cos., Inc.	2,341,650
30,125		PVH Corp.	2,384,394
		TOTAL	4,726,044
		Technology—1.5%
78,040	[3]	CommScope Holdings Co., Inc.	1,965,828
120,048	[3]	Micron Technology, Inc.	1,276,110
39,295	[3]	Microsemi Corp.	1,360,786
110,156	[3]	NCR Corp.	2,573,244
123,518	[3]	Tower Semiconductor Ltd.	1,681,080
38,720	[3]	Zebra Technologies Corp., Class A	2,392,121
		TOTAL	11,249,169
		TOTAL COMMON STOCKS (IDENTIFIED COST $87,968,219)	73,623,818
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—3.0%[8]
1,093,192	Federated Bank Loan Core Fund	$10,439,983
12,723,891	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[9]	12,723,891
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,925,661)	23,163,874
	TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $836,512,283)[10]	752,205,134
	OTHER ASSETS AND LIABILITIES - NET—1.3%[11]	9,928,597
	TOTAL NET ASSETS—100%	$762,133,731
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $339,299,606, which represented 44.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $337,543,338, which represented 44.3% of total net assets.
3	Non-income-producing security.
4	Last scheduled semi-annual interest payment was not received as of the date of this Annual Report.
5	Issuer in default.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Principal amount and interest were not paid upon final maturity.
8	Affiliated holdings.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $837,521,085.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$71,934,319	$—	$—	$71,934,319
International	1,681,080	—	8,419	1,689,499
Debt Securities:
Corporate Bonds	—	655,417,442	0	655,417,442
Investment Companies[1]	12,723,891	10,439,983	—	23,163,874
TOTAL SECURITIES	$86,339,290	$665,857,425	$8,419	$752,205,134
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 2/29/2016	Period Ended 2/28/2015[1]
Net Asset Value, Beginning of Period	$6.88	$6.90
Income From Investment Operations:
Net investment income	0.33	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.85)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.52)	0.26
Less Distributions:
Distributions from net investment income	(0.32)	(0.28)
Return of capital	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.32)	(0.28)
Redemption Fees	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.04	$6.88
Total Return[4]	(7.79)%	3.86%
Ratios to Average Net Assets:
Net expenses	0.98%	0.98%[5]
Net investment income	5.11%	5.17%[5]
Expense waiver/reimbursement[6]	0.14%	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$99,089	$17,781
Portfolio turnover	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 2/29/2016	Period Ended 2/28/2015[1]
Net Asset Value, Beginning of Period	$6.87	$6.90
Income From Investment Operations:
Net investment income	0.28	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.85)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.57)	0.21
Less Distributions:
Distributions from net investment income	(0.27)	(0.24)
Return of capital	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.27)	(0.24)
Redemption Fees	0. 00[3]	0.00[3]
Net Asset Value, End of Period	$6.03	$6.87
Total Return[4]	(8.48)%	3.08%
Ratios to Average Net Assets:
Net expenses	1.72%	1.73%[5]
Net investment income	4.26%	4.46%[5]
Expense waiver/reimbursement[6]	0.13%	0.18%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,870	$8,758
Portfolio turnover	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,		Period Ended 2/28/2014[1]
	2016	2015
Net Asset Value, Beginning of Period	$6.85	$6.87	$6.58
Income From Investment Operations:
Net investment income	0.34	0.34	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.84)	(0.01)	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.50)	0.33	0.54
Less Distributions:
Distributions from net investment income	(0.34)	(0.35)	(0.26)
Return of capital	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.34)	(0.35)	(0.26)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds[4]	—	—	0.01
Net Asset Value, End of Period	$6.01	$6.85	$6.87
Total Return[5]	(7.60)%	4.95%	8.70%[4]
Ratios to Average Net Assets:
Net expenses	0.73%	0.74%	0.74%[6]
Net investment income	5.21%	5.05%	5.32%[6]
Expense waiver/reimbursement[7]	0.13%	0.16%	0.27%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$138,614	$81,313	$19,888
Portfolio turnover	37%	36%	27%[8]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29,	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.86	$6.88	$6.49	$6.05	$6.11
Income From Investment Operations:
Net investment income	0.33	0.32	0.34	0.39	0.39
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.85)	(0.01)	0.38	0.32	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	(0.52)	0.31	0.72	0.71	0.33
Less Distributions:
Distributions from net investment income	(0.32)	(0.33)	(0.34)	(0.39)	(0.39)
Return of capital	—	(0.00)[1,2]	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.33)	(0.34)	(0.39)	(0.39)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	0.01	0.12	—
Net Asset Value, End of Period	$6.02	$6.86	$6.88	$6.49	$6.05
Total Return[4]	(7.82)%	4.68%	11.58%[3]	14.18%[3]	5.84%
Ratios to Average Net Assets:
Net expenses	0.98%	0.98%	0.99%	0.99%	0.99%
Net investment income	4.89%	4.69%	4.99%	5.93%	6.42%
Expense waiver/reimbursement[5]	0.12%	0.17%	0.25%	0.25%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$500,561	$615,300	$613,951	$363,306	$244,257
Portfolio turnover	37%	36%	27%	37%	50%
1	Represents a return of capital for federal income tax purposes.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of 0.12% and 2.01%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2016
Assets:
Total investment in securities, at value including $23,163,874 of investment in affiliated holdings (Note 5) (identified cost $836,512,283)		$752,205,134
Cash		448,853
Income receivable		12,369,808
Receivable for investments sold		3,004,655
Receivable for shares sold		2,994,564
TOTAL ASSETS		771,023,014
Liabilities:
Payable for investments purchased	$6,487,306
Payable for shares redeemed	1,949,511
Income distribution payable	97,852
Payable to adviser (Note 5)	7,376
Payable for Directors'/Trustees' fees (Note 5)	1,896
Payable for distribution services fee (Note 5)	13,276
Payable for other service fees (Notes 2 and 5)	119,927
Accrued expenses (Note 5)	212,139
TOTAL LIABILITIES		8,889,283
Net assets for 126,629,285 shares outstanding		$762,133,731
Net Assets Consist of:
Paid-in capital		$870,164,339
Net unrealized depreciation of investments		(84,307,149)
Accumulated net realized loss on investments and foreign currency transactions		(24,467,166)
Undistributed net investment income		743,707
TOTAL NET ASSETS		$762,133,731
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($99,089,491 ÷ 16,418,364 shares outstanding), no par value, unlimited shares authorized	$6.04
Offering price per share (100/95.50 of $6.04)	$6.32
Redemption proceeds per share (98.00/100 of $6.04)	$5.92
Class C Shares:
Net asset value per share ($23,869,504 ÷ 3,957,840 shares outstanding), no par value, unlimited shares authorized	$6.03
Offering price per share	$6.03
Redemption proceeds per share (97.00/100 of $6.03)	$5.85
Institutional Shares:
Net asset value per share ($138,614,022 ÷ 23,060,925 shares outstanding), no par value, unlimited shares authorized	$6.01
Offering price per share	$6.01
Redemption proceeds per share (98.00/100 of $6.01)	$5.89
Service Shares:
Net asset value per share ($500,560,714 ÷ 83,192,156 shares outstanding), no par value, unlimited shares authorized	$6.02
Offering price per share	$6.02
Redemption proceeds per share (98.00/100 of $6.02)	$5.90
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended February 29, 2016
Investment Income:
Interest			$43,321,913
Dividends (including $988,755 received from affiliated holdings (Note 5))			2,051,839
TOTAL INCOME			45,373,752
Expenses:
Investment adviser fee (Note 5)		$4,613,379
Administrative fee (Note 5)		601,667
Custodian fees		41,615
Transfer agent fee		864,090
Directors'/Trustees' fees (Note 5)		14,368
Auditing fees		32,250
Legal fees		6,939
Portfolio accounting fees		197,854
Distribution services fee (Note 5)		132,036
Other service fees (Notes 2 and 5)		1,595,513
Share registration costs		138,479
Printing and postage		70,792
Miscellaneous (Note 5)		24,085
TOTAL EXPENSES		8,333,067
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(954,898)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,000)
TOTAL WAIVER AND REIMBURSEMENTS		(955,898)
Net expenses			7,377,169
Net investment income			37,996,583
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(424,968) on sales of investments in an affiliated holding (Note 5))			(1,137,070)
Net change in unrealized appreciation of investments			(102,749,326)
Net realized and unrealized loss on investments and foreign currency transactions			(103,886,396)
Change in net assets resulting from operations			$(65,889,813)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended February 28 or 29	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,996,583	$32,676,060
Net realized gain (loss) on investments and foreign currency transactions	(1,137,070)	12,311,585
Net change in unrealized appreciation/depreciation of investments	(102,749,326)	(14,683,831)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(65,889,813)	30,303,814
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,443,302)	(174,941)
Class C Shares	(741,937)	(71,489)
Institutional Shares	(6,492,455)	(2,429,576)
Service Shares	(28,358,270)	(31,026,961)
Return of capital
Class A Shares	—	(1,178)
Class C Shares	—	(482)
Institutional Shares	—	(16,366)
Service Shares	—	(208,988)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,035,964)	(33,929,981)
Share Transactions:
Proceeds from sale of shares	477,899,595	372,141,828
Net asset value of shares issued to shareholders in payment of distributions declared	36,880,744	32,769,587
Cost of shares redeemed	(372,197,946)	(312,253,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	142,582,393	92,658,170
Redemption Fees	326,086	280,086
Change in net assets	38,982,702	89,312,089
Net Assets:
Beginning of period	723,151,029	633,838,940
End of period (including undistributed (distributions in excess of) net investment income of $743,707 and $(88,544), respectively)	$762,133,731	$723,151,029
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
February 29, 2016
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. On February 22, 2016, the Fund became a portfolio of a trust with the same name, Federated High Yield Trust (the “Trust”). The Trust consists of two portfolios. The financial statements included herein are only those of the Fund, a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Annual Shareholder Report

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $955,898 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended February 29, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$121,439	$(1,000)
Class C Shares	41,727	—
Service Shares	1,432,347	—
TOTAL	$1,595,513	$(1,000)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 29, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At February 29, 2016, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $221. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 29, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$14,658	$14,768
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	641,893	$0
Lone Pine Resources Canada Ltd.	2/9/2012	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1/31/2013 - 7/28/2014	$1,800,938	$1,384,500
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	4/11/2014 - 4/15/2014	$1,044,781	$357,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 29, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Exchange Contracts
Foreign exchange contracts	$12,177
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 2/29/2016		Period Ended 2/28/2015[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,013,019	$109,364,811	2,814,743	$19,077,001
Shares issued to shareholders in payment of distributions declared	380,035	2,402,783	23,377	159,434
Shares redeemed	(3,559,726)	(22,657,518)	(253,084)	(1,707,297)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	13,833,328	$89,110,076	2,585,036	$17,529,138

	Year Ended 2/29/2016		Period Ended 2/28/2015[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,419,830	$22,324,266	1,326,478	$9,019,391
Shares issued to shareholders in payment of distributions declared	114,872	738,012	10,541	71,841
Shares redeemed	(851,306)	(5,401,848)	(62,575)	(426,013)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,683,396	$17,660,430	1,274,444	$8,665,219

Year Ended February 28 or 29	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,696,911	$128,364,572	12,201,866	$83,263,368
Shares issued to shareholders in payment of distributions declared	978,244	6,300,987	342,814	2,341,809
Shares redeemed	(9,482,197)	(59,820,929)	(3,569,580)	(24,168,132)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,192,958	$74,844,630	8,975,100	$61,437,045

Year Ended February 28 or 29	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	33,288,673	$217,845,946	38,045,901	$260,782,068
Shares issued to shareholders in payment of distributions declared	4,226,786	27,438,962	4,405,057	30,196,503
Shares redeemed	(44,036,961)	(284,317,651)	(41,929,315)	(285,951,803)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,521,502)	$ (39,032,743)	521,643	$5,026,768
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	21,188,180	$142,582,393	13,356,223	$92,658,170
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
Annual Shareholder Report

Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended February 29, 2016, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $23,001, $8,128, $54,857 and $240,100, respectively. For the year ended February 28, 2015, the redemption fees for Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $2,126, $896, $20,664 and $256,400, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency reclasses, partnership adjustments and discount accretion/premium amortization on debt securities.
For the year ended February 29, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$871,632	$(871,632)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 29, 2016 and February 28, 2015, was as follows:
	2016	2015
Ordinary income	$38,035,964	$33,702,967
Return of capital	$—	$227,014
As of February 29, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$743,707
Net unrealized depreciation	$(85,315,951)
Capital loss carryforwards and deferrals	$(23,458,364)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, defaulted bond interest and partnership adjustments.
Annual Shareholder Report

At February 29, 2016, the cost of investments for federal tax purposes was $837,521,085. The net unrealized depreciation of investments for federal tax was $85,315,951. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,122,114 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,438,065.
At February 29, 2016, the Fund had a capital loss carryforward of $16,384,278 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$10,351,776	NA	$10,351,776
2019	$6,032,502	NA	$6,032,502
The Fund used capital loss carryforwards of $1,869,788 to offset capital gains realized during the year ended February 29, 2016.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of February 29, 2016, for federal income tax purposes, post October losses of $7,074,086 were deferred to March 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended February 29, 2016, the Adviser voluntarily waived $939,449 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended February 29, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 29, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$132,036
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended February 29, 2016, FSC retained $109,900 of fees paid by the Fund. For the year ended February 29, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended February 29, 2016, FSC retained $28,130 in sales charges from the sale of Class A Shares. FSC also retained $1,260 of CDSC relating to redemptions of Class A Shares and $10,036 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended February 29, 2016, FSSC received $28,805 and reimbursed $1,000 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.72%, 0.72% and 0.97 (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended February 29, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,542,241 and $910,599, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Company and Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended February 29, 2016, the Adviser reimbursed $15,449. Transactions involving the affiliated holdings during the year ended February 29, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2015	1,930,237	15,560,003	17,490,240
Purchases/Additions	540,220	259,421,670	259,961,890
Sales/Reductions	(1,377,265)	(262,257,782)	(263,635,047)
Balance of Shares Held 2/29/2016	1,093,192	12,723,891	13,817,083
Value	$10,439,983	$12,723,891	$23,163,874
Dividend Income	$968,116	$20,639	$988,755
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 29, 2016, were as follows:
Purchases	$416,871,466
Sales	$277,071,498
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2016, there were no outstanding loans. During the year ended February 29, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2016, there were no outstanding loans. During the year ended February 29, 2016, the program was not utilized.
Annual Shareholder Report

9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended February 29, 2016, 1.14% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended February 29, 2016, 1.04% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS and board of trustees OF Federated High Yield Trust:
We have audited the accompanying statement of assets and liabilities of Federated High Yield Trust (the “Fund”), including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Yield Trust at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the period indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
April 25, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$940.20	$4.73
Class C Shares	$1,000	$935.20	$8.28
Institutional Shares	$1,000	$939.50	$3.52
Service Shares	$1,000	$939.90	$4.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.99	$4.92
Class C Shares	$1,000	$1,016.31	$8.62
Institutional Shares	$1,000	$1,021.23	$3.67
Service Shares	$1,000	$1,019.99	$4.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Class C Shares	1.72%
Institutional Shares	0.73%
Service Shares	0.98%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated High Yield Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
30221 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $33,500

Fiscal year ended 2015 - $32,250

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $43

Fiscal year ended 2015 - $15

Fiscal year ended 2016- Travel to Audit Committee Meeting.

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $84 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $30,911 and $26,208 respectively. Fiscal year ended 2016- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2015- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $49,779

Fiscal year ended 2015 - $78,793

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 25, 2016